Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite lived intangible assets

	December 31,	December 31,
	2025	2024
Acquired patents (19)	$4,195,353	$4,195,353
Patent and technology assets	1,243,000	–
Non-compete Agreement	632,400	–
Accumulated amortization	(743,793)	(495,862)
Intangible assets, net	$5,326,960	$3,699,491

Schedule of estimated future amortization expense

2026	$381,889
2027	381,889
2028	381,889
2029	381,889
2030	381,889
Thereafter	3,417,515
$5,326,960